Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Mar. 31, 2025
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Related Party and Party-in-Interest Transactions	PARTY-IN-INTEREST TRANSACTIONS
Principal Trust Company is the Plan’s trustee and its affiliate, Principal Finance Group, is the Plan’s recordkeeper. The Plan has a common collective trust with Principal Trust Company, and, therefore, this transaction qualifies as a party-in-interest transaction. In 2025 and 2024, the Plan also used various accounting and consulting firms to assist with Plan compliance and administration. Fees paid to parties in interest totaled approximately $0.6 million and $0.6 million, respectively, for the 2025 and 2024 Plan years.